Share capital, share premium and transaction costs on new equity instruments - Additional Information (Detail) € / shares in Units, $ / shares in Units, $ in Thousands										1 Months Ended	12 Months Ended
	Oct. 18, 2023 EUR (€) warrants € / shares shares	Oct. 03, 2023 EUR (€) warrants € / shares shares	Aug. 10, 2023 EUR (€) € / shares shares	Jun. 09, 2023 EUR (€) € / shares shares	Jul. 28, 2022 EUR (€) shares	Jul. 28, 2022 USD ($) shares	Apr. 15, 2022 EUR (€) € / shares shares	Mar. 22, 2022 EUR (€) € / shares shares	Mar. 16, 2022 EUR (€) € / shares shares	Oct. 18, 2023 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2022 EUR (€) warrants € / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	May 16, 2022 EUR (€)	Jul. 28, 2021 € / shares	Jul. 28, 2021 $ / shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital											€ 32,521,000	€ 32,061,000	€ 32,061,000	€ 32,061,000
Par value per share (in EUR per share) | € / shares							€ 0.12	€ 0.12	€ 0.12			€ 0.12	€ 0.12	€ 0.12
Equity contribution (PIPE financing)											(955,000)
Share Capital increase on conversion (in shares) | shares									235,935,061
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares									1
Increase (decrease) through exchange of ordinary shares (in shares) | shares									14,907,582
Equity contribution (Spartan shareholders)									€ 87,597,000			€ 87,597,000
Shares issued in the period (in shares) | shares								2,500,000	12,500,000
Contract liabilities											10,003,000	10,359,000	€ 10,359,000	€ 10,359,000
Share issue related cost											0	0			€ 1,059,000
Private Placement Warrants exercise (in shares) | shares							1,334,949
Equity contribution (Private placement warrants exercise)											€ 7,569,000	€ 13,854,000
Number of shares issued (in shares) | shares											271,010,790	267,177,592	267,177,592	267,177,592	190,270,211
Private Placement Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Warrants assumed on transaction date (shares)													9,360,000	9,360,000
Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares	€ 0.12	€ 0.12								€ 0.12
Shares issued in the period (in shares) | shares	159,712	2,996,918								3,156,630
Warrants assumed on transaction date (shares)	770,110	13,029,838								13,799,948			13,799,948	13,799,948
PIPE financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)												€ 132,690,000
Shares issued in the period (in shares) | shares					15,000,000	15,000,000
Price per share (in EURO per share) | (per share)																	€ 9.07	$ 10.00
Proceeds from issuing equity instruments					€ 136,048,000	$ 150,000
Contract liabilities											€ 2,906,000	3,358,000	€ 3,358,000	€ 3,358,000		€ 3,358,000
General and administrative expenses
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Share-based payment expenses - SPAC Transaction									€ 158,714,000		0	158,714,000			€ 0
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through conversion of convertible instruments, equity									28,311,000
Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through conversion of convertible instruments, equity									(28,311,000)
Equity contribution (PIPE financing)								€ 22,375,000	108,515,000		(955,000)
Equity contribution (Spartan shareholders)									85,808,000			85,808,000
Share issue related cost											955,000				€ 1,059,000
Equity contribution (Private placement warrants exercise)							€ 13,694,000				7,190,000	13,694,000
Share premium | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (Private placement warrants exercise)	€ 252,000	€ 6,938,000								€ 7,190,000
Share premium | PIPE financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)												130,890,000
Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through conversion of convertible instruments, equity									28,311,000
Equity contribution (PIPE financing)								€ 300,000	1,500,000		0
Equity contribution (Spartan shareholders)									€ 1,789,000			1,789,000
Equity contribution (Private placement warrants exercise)							€ 160,000				379,000	160,000
Share capital | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (Private placement warrants exercise)	€ 19,000	€ 360,000								€ 379,000
Share capital | PIPE financing
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)												€ 1,800,000
Allego Holding
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares									€ 1.00			€ 1.00	€ 1.00	€ 1.00	€ 1.00
Shareholder loan to equity conversion (in shares) | shares									2
Number of shares issued in the fee agreement (in shares) | shares									22
Number of shares exchanged for shares in new company (in share) | shares									124
Number of shares issued (in shares) | shares									124			100	100	100	100
Allego Holding | Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Shareholder loan equity conversion									€ 2
Allego Holding | Share premium
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Increase (decrease) through conversion of convertible instruments, equity									101,931,000
Share issue related cost												€ 1,059,000
Allego Holding | Share capital
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Equity contribution (PIPE financing)									€ 22
Long-term Incentive Plan
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Number of shares issued (in shares) | shares			666,968	9,600
Proceeds from issuing shares			€ 0	€ 0
Ordinary Shares
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Issued capital											€ 32,521,000	€ 32,061,000	€ 32,061,000	€ 32,061,000
Number of shares outstanding (in shares) | shares											271,010,790	267,177,592	267,177,592	267,177,592
Par value per share (in EUR per share) | € / shares											€ 0.12	€ 0.12	€ 0.12	€ 0.12
Authorized capital											€ 108,000,000	€ 108,000,000	€ 108,000,000	€ 108,000,000
Number of shares authorised | shares											900,000,000	900,000,000	900,000,000	900,000,000
Share issue related cost											€ 955,000	€ 0
Ordinary Shares | Private Placement Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares											€ 0.12
Ordinary Shares | Public Warrants
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Class of warrant or right, number of securities called by each warrant or right (in shares) | shares											1
Ordinary Shares | Long-term Incentive Plan
Share Capital, Share Premium and Transaction Costs On New Equity Instruments [Line Items]
Par value per share (in EUR per share) | € / shares			€ 0.12	€ 0.12